Note 2 - Property and Equipment (Details) (USD $)	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Oct. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Note 2 - Property and Equipment (Details) [Line Items]
Depreciation	$ 350,907	$ 248,307
Depreciation, Depletion and Amortization			1,111,948	1,369,747	2,279,096
Property, Plant and Equipment [Member]
Note 2 - Property and Equipment (Details) [Line Items]
Depreciation, Depletion and Amortization			$ 528,485	$ 494,810	$ 607,225